RELATED PARTY PAYABLES	12 Months Ended
Dec. 31, 2012
RELATED PARTY PAYABLES
13.	RELATED PARTY PAYABLES

	December 31, 2012	December 31, 2011
Accounts payable:
Related party payables	4.4	36.8

Loans:
GFLMS	1,996.3	2,614.8
Other	—	1.5

	2,000.7	2,653.1

Refer to note 22 for details relating to related party balances and the repayment of the GFLMS loan as part of the Spin-off.